Advances to Suppliers, Net	12 Months Ended
Sep. 30, 2020
Major Suppliers [Abstract]
ADVANCES TO SUPPLIERS, NET
6.	ADVANCES TO SUPPLIERS, NET

As of September 30, 2019 and 2020, advances to suppliers and allowance for doubtful accounts consisted of the following:

	As of September 30,
	2019	2020
Prepayment for purchase of battery packs	$-	$1,585,682
Prepayment for purchase of e-bicycles materials	3,322,652	956,192
Prepayment for purchase of battery cells for trading business	3,081,910	84,354
Prepayment for service fees related to e-bicycles manufacturing licenses	529,309	120,936
Others	9,800	38,650
Less: allowance for doubtful accounts	(80,975)	(84,354)
Advances to suppliers, net	$6,862,696	$2,701,460